IFRS 7 - Disclosure - Market Risk - Summary of Stressed Value At Risk by Trading Activities (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Market Risk [line items]
Stressed total VaR (one-day measure)	$ 10.7	$ 16.5	$ 13.3
Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	17.6	14.2	11.8
Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	10.0	17.9	7.3
Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	3.4	6.3	4.1
Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	8.2	2.7	8.4
Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	2.3	2.5	2.5
Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	5.9	6.3	4.0
Risk diversification effect [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	(36.7)	(33.4)	(24.8)
High risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	42.0
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	25.1
High risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	18.1
High risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	8.9
High risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	17.3
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	4.6
High risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	7.3
Low risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	8.9
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	9.7
Low risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	8.5
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	3.0
Low risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	2.0
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	1.3
Low risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	4.9
Average risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	18.1	9.5	9.5
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	15.8	14.4	21.6
Average risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	13.6	11.2	6.3
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	5.2	3.3	2.1
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	7.3	2.4	6.6
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	2.6	2.1	3.1
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	6.0	5.2	3.3
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	$ (32.4)	$ (29.1)	$ (33.5)